Income Taxes - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%	0.00%
LLC flow-through structure	(18.40%)	(21.40%)	(21.50%)
Federal Credits	0.80%	1.80%	2.30%
Share-based compensation	(2.40%)	0.00%	0.00%
Provision to return adjustment	0.00%	0.00%	0.20%
Change in valuation allowance	(1.40%)	(1.30%)	(1.10%)
Other	(0.20%)	(0.20%)	0.00%
Effective Income Tax Rate Reconciliation, Percent, Total	(0.60%)	(0.10%)	0.90%